Components of provision for income taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current provision:
Federal	$ 126.2	$ 0.4	$ 24.5
State	31.5	20.5	8.2
Foreign	207.9	219.6	123.7
Current Income Tax Expense (Benefit), Total	365.6	240.5	156.4
Deferred provision (benefit):
Federal	134.4	207.8	24.6
State	9.5	3.4	(7.1)
Foreign	7.8	12.9	28.8
Deferred taxes	151.7	224.1	46.3
Income taxes	$ 517.3	$ 464.6	$ 202.7